Other accounts payable and accrued expenses (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Accounts Payable and Accrued Liabilities [Abstract]
Accrued expenses	$ 8,664	$ 2,739
Employee benefits	6,562	6,154
Government authorities	577	632
Other payables	2,779	3,428
Other accounts payable and accrued expenses	$ 18,582	$ 12,953